Options and Warrants (Details) - Schedule of changes in options outstanding - Options [Member] - USD ($)		3 Months Ended	12 Months Ended
	Jan. 31, 2023	Apr. 30, 2023	Jan. 31, 2023	Jan. 31, 2022
Schedule of Changes in Options Outstanding [Abstract]
Shares, Outstanding Beginning Balance		470,335	190,751
Exercise Price, Outstanding Beginning Balance		$ 4.13
Remaining Life, Outstanding Beginning Balance		2 years 6 months 10 days
Shares, Granted		30,000	279,584	190,751
Exercise Price, Granted		$ 3.98	$ 3.93	$ 4.26
Remaining Life, Granted		3 years	3 years	2 years 11 months 19 days
Intrinsic Value, Granted
Shares, Expired/Cancelled
Exercise Price, Expired/Cancelled
Remaining Life, Expired/Cancelled
Shares, Exercised
Exercise Price, Exercised
Remaining Life, Exercised
Shares, Outstanding Ending Balance	470,335		470,335	190,751
Exercise Price, Outstanding Ending Balance	$ 4.13		$ 4.13
Remaining Life, Outstanding Ending Balance	2 years 6 months 10 days		2 years 6 months 10 days
Intrinsic Value, Outstanding Ending Balance	$ 2,100		$ 2,100
Shares, Exercisable	470,335	500,335	470,335	190,751
Exercise Price, Exercisable	$ 4.13
Remaining Life, Exercisable	2 years 6 months 10 days	2 years 3 months 21 days
Intrinsic Value, Exercisable	$ 2,100		$ 2,100